Arden Investment Series Trust 375 Park Avenue 32nd Floor New York, New York 10152 TEL. (212) 751-5252

March 3, 2014

VIA EDGAR TRANSMISSION

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	Arden Investment Series Trust (“Registrant”)

Securities Act File No. 333-180881

Investment Company Act File No. 811-22701

Ladies and Gentlemen:

I hereby certify on behalf of the Registrant, pursuant to paragraph (j) of Rule 497 promulgated under the Securities Act of 1933, as amended, that:

1.

The form of Prospectus and Statement of Additional Information dated February 25, 2014 for the Registrant’s Arden Alternative Strategies Fund that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in Post-Effective Amendment No. 8 to the Registrant’s Registration Statement under the Securities Act of 1933, as amended, on Form N-1A filed with the Securities and Exchange Commission on February 25, 2014 (the “Amendment”); and

2.	The text of the Amendment has been filed electronically.

Very truly yours, /s/ Henry P. Davis Henry P. Davis President